Trade and other receivables - Aging of Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables [Line Items]
Trade receivables	€ 257.1	€ 283.2
Reduction in trade-terms	(158.8)	(188.5)
Total trade receivables	98.3	94.7
Not past due
Trade Receivables [Line Items]
Trade receivables	228.5	243.4
Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	20.9	34.9
Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	4.8	4.5
Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	1.4	0.0
Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	1.5	0.4
Gross
Trade Receivables [Line Items]
Trade receivables	261.4	289.3
Gross | Not past due
Trade Receivables [Line Items]
Trade receivables	228.5	243.4
Gross | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	20.9	35.6
Gross | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	4.8	4.8
Gross | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	1.6	0.2
Gross | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	5.6	5.3
Impaired
Trade Receivables [Line Items]
Trade receivables	(4.3)	(6.1)
Impaired | Not past due
Trade Receivables [Line Items]
Trade receivables	0.0	0.0
Impaired | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	0.0	(0.7)
Impaired | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	0.0	(0.3)
Impaired | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	(0.2)	(0.2)
Impaired | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	€ (4.1)	€ (4.9)